Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 2, 2022, ANI Pharmaceuticals, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Prior 8-K”) announcing its decision to cease operations at its manufacturing plant located in Oakville, Ontario, Canada as part of ongoing initiatives to capture operational synergies following the Company’s acquisition of Novitium Pharma LLC. The Oakville manufacturing plant is expected to cease operations by the first quarter of 2023. As stated in the Prior 8-K, at the time the Prior 8-K was filed, the Company was unable to make a good faith estimate of the amount of charges and costs that may be incurred in connection with this closure.
Document Period End Date	Jun. 02, 2022
Entity File Number	001-31812
Entity Registrant Name	ANI PHARMACEUTICALS, INC.
Entity Central Index Key	0001023024
Entity Tax Identification Number	58-2301143
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	210 Main Street West
Entity Address, City or Town	Baudette
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56623
City Area Code	218
Local Phone Number	634-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ANIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false